UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 12/31/2011

Item 1.  Schedule of Investments.

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
	Shares	Value
COMMON STOCK - 98.9%
AIRLINES - 1.9%
Spirit Airlines *	10,000	$ 156,000

AUTOMOBILES - 3.1%
General Motors Co. *	12,500	253,375

BITOTECHNOLOGY - 1.2%
Aveo Pharmaceuticals, Inc. *	2,000	34,400
Ironwood Pharmaceuticals, Inc. *	5,000	59,850
		94,250
CAPITAL MARKETS - 0.8%
Financial Engines, Inc. *	3,000	66,990

CHEMICALS - 0.6%
CVR Partners, LP	2,000	49,640

COMMERICAL BANKS - 1.9%
First Republic Bank *	5,000	153,050

COMMUNICATIONS EQUIPMENT - 1.1%
Ubiquiti Networks, Inc. *	5,000	91,150

COMPUTERS & PERIPHERALS - 1.5%
Fusion-io, Inc. *	5,000	121,000

CONSUMER DURABLES - 0.4%
Michael Kors Holdings, Ltd. *	1,250	34,063

DIVERSIFIED FINANCIALS - 2.6%
CBOE Holdings, Inc.	8,000	206,880

ELECTRICAL EQUIPMENT - 2.0%
Sensata Technologies Holding *	6,000	157,680

ENERGY - 12.6%
C&J Energy Services, Inc. *	15,000	313,950
Chesapeake Midstream Partners	5,000	145,000
Kinder Morgan, Inc.	7,000	225,190
Lone Pine Resources, Inc. *	20,000	140,200
Oasis Petroleum, Inc. *	6,000	174,540
Oiltanking Partners LP	500	13,960
		1,012,840
FOOD BEVERAGE & TOBACCO - 7.6%
B&G Foods Holdings Corp.	12,500	300,875
Mead Johnson Nutrition	4,500	309,285
		610,160
FOOD & STAPLES RETAILING - 0.7%
Chefs Warehouse Holdings *	3,000	53,580

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011 (Continued)
	Shares	Value
HEALTH CARE EQUIPMENT & SERVICE - 7.0%
Accretive Health, Inc. *	9,100	$ 209,118
HCA Holdings, Inc. *	8,750	192,762
Tornier NV *	9,000	162,000
		563,880
HOTELS RESTAURANTS & LEISURE - 4.6%
Arcos Dorados Holdings, Inc	14,500	297,685
Dunkin' Brands Group, Inc *	3,000	74,940
		372,625
HOUSEHOLD DURABLES - 3.2%
SodaStream International, Ltd. *	8,000	261,520

INTERNET & CATALOG RETAIL - 2.0%
HomeAway, Inc. *	7,000	162,750

INTERNET SOFTWARE & SERVICES - 5.1%
Booz Allen Hamilton Holding Corp.*	3,000	51,750
Linkedin Corp. *	3,000	189,030
Zillow, Inc. *	7,500	168,600
		409,380
MEDIA - 0.3%
Pandora Media, Inc. *	2,000	20,020

METALS & MINING - 1.5%
Molycorp, Inc. *	5,000	119,900

MULTILINE RETAIL - 5.1%
Dollar General Corp. *	10,000	411,400

PROFESSIONAL SERVICES - 9.0%
Nielsen Holdings N.V. *	11,000	326,590
Verisk Analytics, Inc. *	10,000	401,300
		727,890
REITs - 1.5%
Piedmont Office Realty Trust	7,000	119,280

RETAILING - 9.8%
Express, Inc. *	12,500	249,250
Francescas Holdings Corp *	2,000	34,600
GNC Acquisition Holdings, Inc. *	12,000	347,400
Vitamin Shoppe, Inc. *	4,000	159,520
		790,770
ROAD & RAIL- 0.9%
Rail America, Inc. *	1,500	22,335
Swift Transportation Co. *	6,000	49,440
		71,775
SEMICONDUCTORS & SEMICONDUCTOR - 2.9%
NXP Semiconductors NV *	15,000	230,550

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011 (Continued)
	Shares	Value
SOFTWARE & SERVICES - 8.0%
Fortinet, Inc. *	15,000	$ 327,150
Imperva, Inc. *	3,500	121,835
Qlik Techonologies, Inc. *	6,000	145,200
Zynga, Inc. *	5,000	47,050
		641,235

TOTAL COMMON STOCK ( Cost - $7,819,469)		7,963,633

SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUND - 1.2%
Dreyfus Institutional Reserves Money Fund - 0.00%**	44,859	44,859
Milestone Treasury Obligations Portfolio - 0.01%**	44,859	44,859
TOTAL SHORT-TERM INVESTMENTS ( Cost - $89,718)		89,718

TOTAL INVESTMENTS - 100.1% ( Cost - $7,909,187) (a)		$ 8,053,351
OTHER ASSETS LESS LIABILITIES - (0.1) %		(2,748)
NET ASSETS - 100.0%		$ 8,050,603

* Non-income producing security.
**	Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2011.
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
Unrealized appreciation:		$ 908,515
Unrealized depreciation:		(764,351)
Net unrealized appreciation:		$ 144,164
REIT - Real Estate Investment Trust.

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011 (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and  liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,963,633	-	-	$ 7,963,633
Short-Term Investments	89,718	-	-	89,718
Total	$ 8,053,351	-	-	$ 8,053,351
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date 2/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date 2/27/2012

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date 2/27/2012